Interest Receivable (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Sep. 30, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 48,857	$ 47,295
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	41,429	39,176
Mortgage-backed securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	6,107	6,404
Investment securities
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest receivable	$ 1,321	$ 1,715